SHARE-BASED COMPENSATION (Schedule of Restricted Share Units) (Details)	12 Months Ended
Dec. 31, 2021 shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Balance at January 1, 2021
Granted	2,291,815
Released
Cancelled	(710,208)
Balance at December 31, 2021	1,581,607